Commitments and Contingencies (Tables) - Sarcos Corp and Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Future Minimum Rental Payments for Operating Leases

The Company leases facilities under noncancelable operating lease agreements. Future minimum rental payments under the noncancelable operating leases, subsequent to June 30, 2021, are as follows:

Operating Leases
2021	$131
2022	1,280
2023	970
2024	1,324
2025	1,360
2026 and thereafter	11,322
Total	$16,387

The Company leases facilities under noncancelable operating lease agreements. Future minimum rental payments under the noncancelable operating leases, as of December 31, 2020, are as follows:

Operating Leases
Year Ending December 31:
2021	$285
2022	1,280
2023	970
2024	1,324
2025 and thereafter	12,682
Total	$16,541

Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum rental payments under the noncancelable capital leases, subsequent to June 30, 2021, are as follows:

Capital Leases
2021	$84
2022	87
2023	88
2024	87
Minimum lease payment including interest	346
Amount representing interest	29
Minimum lease payments excluding interest	$317

The Company was obligated under non-cancelable capital leases as follows:

Capital Leases
Year Ending December 31:
2021	$86
2022	87
2023	87
2024	87
Minimum lease payment including interest	347
Amount representing interest	38
Minimum lease payments excluding interest	$309